VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of June 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.0%
BASIC MATERIALS — 5.2%
AdvanSix, Inc.*	2,990	$35,103
Alcoa Corp.*	18,585	208,895
Allegheny Technologies, Inc.*	22,870	233,045
American Vanguard Corp.	8,720	119,987
Carpenter Technology Corp.	16,240	394,307
Century Aluminum Co.*	7,470	53,261
Clearwater Paper Corp.*[1]	1,845	66,660
Cleveland-Cliffs, Inc.[1]	8,260	45,595
Coeur Mining, Inc.*	53,550	272,034
Commercial Metals Co.	37,690	768,876
Domtar Corp.	14,810	312,639
Element Solutions, Inc.*	63,900	693,315
Ferro Corp.*	790	9,433
Friedman Industries, Inc.	2,500	12,625
H.B. Fuller Co.[1]	1,610	71,806
Hawkins, Inc.	730	31,083
Hecla Mining Co.	107,688	352,140
Huntsman Corp.	900	16,173
Innospec, Inc.[1]	620	47,895
Intrepid Potash, Inc.*	10,900	10,791
Kaiser Aluminum Corp.	1,813	133,473
Koppers Holdings, Inc.*	2,550	48,042
Kraton Corp.*	10,010	172,973
Kronos Worldwide, Inc.	1,990	20,716
Livent Corp.*	3,240	19,958
Mercer International, Inc.	16,300	133,008
Minerals Technologies, Inc.[1]	3,200	150,176
Nexa Resources S.A.	3,940	26,162
Oil-Dri Corp. of America	620	21,514
Olin Corp.	20,140	231,409
P H Glatfelter Co.[1]	13,767	220,960
PolyOne Corp.	740	19,410
Rayonier Advanced Materials, Inc.	8,510	23,913
Reliance Steel & Aluminum Co.	1,220	115,815
Resolute Forest Products, Inc.*	15,120	31,903
Schnitzer Steel Industries, Inc. - Class A	4,790	84,496
Schweitzer-Mauduit International, Inc.	1,900	63,479
Stepan Co.	2,550	247,605
Tronox Holdings PLC	12,300	88,806
United States Steel Corp.[1]	17,560	126,783
Universal Stainless & Alloy Products, Inc.*[1]	1,700	14,620
Valvoline, Inc.	1,270	24,549
Verso Corp. - Class A	5,600	66,976
		5,842,409
COMMUNICATIONS — 3.4%
ADTRAN, Inc.	3,000	32,790
ATN International, Inc.[1]	4,199	254,333
Aviat Networks, Inc.*	1,300	23,725
Calix, Inc.*	950	14,155
Cars.com, Inc.*	10,330	59,501
Consolidated Communications Holdings, Inc.*	17,920	121,318
Cumulus Media, Inc. - Class A*[1]	1,700	6,715
EchoStar Corp. - Class A*	3,210	89,752
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Entravision Communications Corp. - Class A	9,410	$13,456
ePlus, Inc.*	700	49,476
EW Scripps Co. - Class A1	15,186	132,878
Gannett Co., Inc.	28,384	39,170
GCI Liberty, Inc.*	700	49,784
Gray Television, Inc.*	24,290	338,845
Houghton Mifflin Harcourt Co.*	15,990	28,942
Infinera Corp.*	3,890	23,029
Iridium Communications, Inc.*	23,780	604,963
KVH Industries, Inc.*	1,620	14,467
Lands’ End, Inc.*	890	7,156
Liberty Latin America Ltd. - Class A*	3,300	32,076
Liberty Latin America Ltd. - Class C*	5,400	50,976
LogMeIn, Inc.	2,320	196,666
Maxar Technologies, Inc.	2,300	41,308
Meet Group, Inc.*	8,080	50,419
Meredith Corp.	5,100	74,205
NeoPhotonics Corp.*	4,410	39,161
NETGEAR, Inc.*	1,710	44,272
Nexstar Media Group, Inc. - Class A	280	23,433
NIC, Inc.[1]	830	19,057
Perficient, Inc.*	660	23,615
Preformed Line Products Co.[1]	770	38,508
QuinStreet, Inc.*	2,070	21,652
RF Industries Ltd.	2,280	10,625
Ribbon Communications, Inc.*	6,860	26,960
Saga Communications, Inc. - Class A	1,290	33,024
Scholastic Corp.[1]	14,760	441,914
Shenandoah Telecommunications Co.	740	36,475
Spok Holdings, Inc.	3,900	36,465
Stamps.com, Inc.*	250	45,923
TEGNA, Inc.[1]	1,360	15,150
Telephone and Data Systems, Inc.	21,530	428,016
TESSCO Technologies, Inc.	2,130	11,715
Tribune Publishing Co.	2,000	19,980
U.S. Auto Parts Network, Inc.*	4,790	41,481
United States Cellular Corp.*	2,740	84,584
Vonage Holdings Corp.*	2,990	30,079
World Wrestling Entertainment, Inc. - Class A1	530	23,029
		3,845,223
CONSUMER, CYCLICAL — 16.5%
Abercrombie & Fitch Co. - Class A	14,410	153,322
Acushnet Holdings Corp.[1]	1,600	55,664
ADDvantage Technologies Group, Inc.*	6,520	22,429
Adient PLC*	3,185	52,298
Alaska Air Group, Inc.	1,190	43,149
American Axle & Manufacturing Holdings, Inc.*	24,400	185,440
At Home Group, Inc.*	6,280	40,757
AutoNation, Inc.*	7,550	283,729
Barnes & Noble Education, Inc.*	14,850	23,760
Bassett Furniture Industries, Inc.[1]	2,630	19,331
BBX Capital Corp.	6,560	16,662

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Beacon Roofing Supply, Inc.*	13,760	$362,851
Beazer Homes USA, Inc.*[1]	5,230	52,666
Bed Bath & Beyond, Inc.[1]	15,470	163,982
Big Lots, Inc.	3,640	152,880
BJ’s Restaurants, Inc.[1]	1,950	40,833
Bloomin’ Brands, Inc.	1,750	18,655
BMC Stock Holdings, Inc.*[1]	13,420	337,379
Boot Barn Holdings, Inc.*	880	18,973
Caleres, Inc.	9,620	80,231
Callaway Golf Co.	4,810	84,223
Camping World Holdings, Inc. - Class A	1,460	39,654
Cannae Holdings, Inc.*[1]	7,500	308,250
Capri Holdings Ltd.*	3,880	60,644
Carrols Restaurant Group, Inc.*	6,380	30,879
Cato Corp. - Class A	6,770	55,379
Century Communities, Inc.*	11,667	357,710
Cheesecake Factory, Inc.[1]	920	21,086
Chico’s FAS, Inc.	30,440	42,007
Children’s Place, Inc.[1]	1,100	41,162
Choice Hotels International, Inc.[1]	420	33,138
Chuy’s Holdings, Inc.*	1,180	17,558
Citi Trends, Inc.	3,090	62,480
Columbia Sportswear Co.	686	55,278
Commercial Vehicle Group, Inc.*	9,780	28,264
Conn’s, Inc.*[1]	8,260	83,343
Container Store Group, Inc.*	4,000	12,960
Cooper Tire & Rubber Co.[1]	7,490	206,799
Cooper-Standard Holdings, Inc.*[1]	5,210	69,032
Copa Holdings S.A. - Class A	220	11,123
Core-Mark Holding Co., Inc.	2,000	49,910
Daktronics, Inc.	2,900	12,615
Dana, Inc.[1]	9,510	115,927
Del Taco Restaurants, Inc.*	3,880	23,008
Delta Apparel, Inc.*	1,700	20,604
Designer Brands, Inc. - Class A	12,100	81,917
Dick’s Sporting Goods, Inc.	4,190	172,879
Dillard’s, Inc. - Class A1	2,400	61,896
Duluth Holdings, Inc. - Class B*	2,180	16,067
El Pollo Loco Holdings, Inc.*[1]	2,380	35,129
Eldorado Resorts, Inc.*	520	20,831
Ethan Allen Interiors, Inc.[1]	4,120	48,740
Express, Inc.*	7,600	11,704
Extended Stay America, Inc.	1,650	18,464
Five Below, Inc.*[1]	140	14,967
Flexsteel Industries, Inc.	1,100	13,893
Fossil Group, Inc.*[1]	14,790	68,773
GameStop Corp. - Class A*[1]	13,120	56,941
Genesco, Inc.*	2,050	44,403
Gentherm, Inc.*	1,480	57,572
G-III Apparel Group Ltd.*	13,550	180,079
GMS, Inc.*	7,710	189,589
Golden Entertainment, Inc.*	1,200	10,704
Goodyear Tire & Rubber Co.	18,075	161,681
Green Brick Partners, Inc.*	5,348	63,374
Group 1 Automotive, Inc.	5,280	348,322
Guess?, Inc.[1]	12,910	124,840
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Hamilton Beach Brands Holding Co. - Class A	2,891	$34,403
Haverty Furniture Cos., Inc.	4,970	79,520
Hawaiian Holdings, Inc.[1]	11,230	157,669
Hibbett Sports, Inc.*[1]	1,470	30,782
Hooker Furniture Corp.	1,760	34,232
Hovnanian Enterprises, Inc. - Class A*[1]	1,030	24,092
Installed Building Products, Inc.*	360	24,761
Interface, Inc.	1,270	10,338
iRobot Corp.*	2,470	207,233
JetBlue Airways Corp.*	8,840	96,356
Johnson Outdoors, Inc. - Class A	1,320	120,146
KAR Auction Services, Inc.	3,820	52,563
KB Home	3,870	118,732
Kohl’s Corp.	2,580	53,587
Kontoor Brands, Inc.	690	12,289
Lakeland Industries, Inc.*	810	18,168
La-Z-Boy, Inc.	1,930	52,226
LCI Industries	655	75,312
LGI Homes, Inc.*	620	54,579
Lifetime Brands, Inc.	3,060	20,563
Lithia Motors, Inc. - Class A1	1,730	261,801
M/I Homes, Inc.*[1]	7,035	242,285
Macy’s, Inc.[1]	11,590	79,739
Malibu Boats, Inc. - Class A*	880	45,716
Marcus Corp.	6,240	82,805
MarineMax, Inc.*[1]	5,500	123,145
Marriott Vacations Worldwide Corp.	3,225	265,127
MDC Holdings, Inc.[1]	16,971	605,865
Meritage Homes Corp.*[1]	15,235	1,159,688
Methode Electronics, Inc.[1]	3,280	102,533
Michaels Cos., Inc.*	8,310	58,752
Miller Industries, Inc.	2,525	75,169
Mobile Mini, Inc.	8,850	261,075
Modine Manufacturing Co.*	16,384	90,440
Motorcar Parts of America, Inc.*	4,120	72,800
Movado Group, Inc.	5,320	57,669
New Home Co., Inc.*	5,990	20,126
Ollie’s Bargain Outlet Holdings, Inc.*	1,360	132,804
PC Connection, Inc.	5,772	267,590
Penn National Gaming, Inc.*[1]	1,590	48,559
Penske Automotive Group, Inc.[1]	8,750	338,712
Playa Hotels & Resorts N.V.*	4,920	17,810
PVH Corp.	350	16,818
Qurate Retail, Inc.*	9,135	86,782
RCI Hospitality Holdings, Inc.	1,210	16,771
Red Robin Gourmet Burgers, Inc.*	2,880	29,376
Regis Corp.*	3,516	28,761
Resideo Technologies, Inc.*[1]	11,680	136,890
REV Group, Inc.	7,570	46,177
RH*	735	182,941
Rocky Brands, Inc.	1,660	34,130
Rush Enterprises, Inc. - Class A1	8,147	337,775
Rush Enterprises, Inc. - Class B	3,270	116,608
ScanSource, Inc.*	6,580	158,512
Shoe Carnival, Inc.	3,850	112,689

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Shyft Group, Inc.	4,897	$82,465
Signet Jewelers Ltd.	3,670	37,691
SkyWest, Inc.[1]	17,995	586,997
Sonic Automotive, Inc. - Class A	4,720	150,615
Spirit Airlines, Inc.*[1]	15,760	280,528
Sportsman’s Warehouse Holdings, Inc.*	4,200	59,850
Standard Motor Products, Inc.[1]	1,050	43,260
Steelcase, Inc. - Class A	2,730	32,924
Superior Group of Cos., Inc.	3,614	48,428
Taylor Morrison Home Corp.*	41,963	809,466
Tenneco, Inc. - Class A*	1,560	11,794
Thor Industries, Inc.	2,070	220,517
Tilly’s, Inc. - Class A	4,880	27,670
Titan International, Inc.[1]	6,770	9,884
Titan Machinery, Inc.*	6,950	75,477
TRI Pointe Group, Inc.*	42,370	622,415
Triton International Ltd./Bermuda[1]	18,520	560,045
Unifi, Inc.*	2,897	37,313
UniFirst Corp.	1,160	207,582
Univar Solutions, Inc.*	2,190	36,923
Universal Electronics, Inc.*	790	36,988
Urban Outfitters, Inc.*	5,280	80,362
Vera Bradley, Inc.*	9,120	40,493
Veritiv Corp.*	3,910	66,314
Vista Outdoor, Inc.*	11,860	171,377
Wabash National Corp.[1]	11,300	120,006
WESCO International, Inc.*[1]	13,319	467,624
Weyco Group, Inc.	510	11,011
Winnebago Industries, Inc.[1]	1,790	119,250
World Fuel Services Corp.[1]	23,290	599,950
Zumiez, Inc.*	5,760	157,709
		18,575,708
CONSUMER, NON-CYCLICAL — 12.8%
2U, Inc.*	605	22,966
Aaron’s, Inc.[1]	12,630	573,402
ABM Industries, Inc.[1]	12,760	463,188
Acadia Healthcare Co., Inc.*	16,155	405,813
ACCO Brands Corp.	29,600	210,160
Adtalem Global Education, Inc.*[1]	14,700	457,905
Alico, Inc.	850	26,486
American Public Education, Inc.*	5,595	165,612
Andersons, Inc.[1]	6,220	85,587
AngioDynamics, Inc.*	10,940	111,260
Anika Therapeutics, Inc.*	320	12,074
Arlo Technologies, Inc.*	9,870	25,465
ASGN, Inc.*	730	48,676
Assertio Holdings, Inc.*	14,400	12,341
Avanos Medical, Inc.*[1]	1,470	43,203
B&G Foods, Inc.[1]	3,530	86,061
Brookdale Senior Living, Inc.*	27,900	82,305
Cabaletta Bio, Inc.*	2,650	29,521
CAI International, Inc.*[1]	3,910	65,141
Cal-Maine Foods, Inc.*[1]	520	23,130
Carriage Services, Inc.	2,660	48,199
CBIZ, Inc.*	14,300	342,771
Central Garden & Pet Co. - Class A*[1]	11,270	380,813
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Chefs’ Warehouse, Inc.*[1]	2,660	$36,123
Cocrystal Pharma, Inc.*	12,350	18,772
Coty, Inc. - Class A	4,980	22,261
Covetrus, Inc.*	7,670	137,216
CRA International, Inc.	2,120	83,740
Cross Country Healthcare, Inc.*	3,230	19,897
Darling Ingredients, Inc.*[1]	47,940	1,180,283
DLH Holdings Corp.*	1,200	8,808
Edgewell Personal Care Co.*[1]	3,250	101,270
Emerald Holding, Inc.	3,920	12,074
Ennis, Inc.	7,740	140,404
Enochian Biosciences, Inc.*	2,810	11,830
Ensign Group, Inc.	2,810	117,598
EVERTEC, Inc.	820	23,042
FONAR Corp.*	1,200	25,644
Fresh Del Monte Produce, Inc.	13,180	324,491
FTI Consulting, Inc.*	6,030	690,736
GlycoMimetics, Inc.*	2,970	11,167
Graham Holdings Co. - Class B	520	178,188
Green Dot Corp. - Class A*[1]	1,440	70,675
Heidrick & Struggles International, Inc.	2,820	60,968
Helen of Troy Ltd.*	400	75,424
Herc Holdings, Inc.*	360	11,063
Hostess Brands, Inc.*[1]	27,900	340,938
Huron Consulting Group, Inc.*	620	27,435
ICF International, Inc.	4,688	303,923
Ingles Markets, Inc. - Class A	2,980	128,349
Insperity, Inc.[1]	770	49,842
Integer Holdings Corp.*[1]	6,110	446,335
Jounce Therapeutics, Inc.*	2,960	20,424
K12, Inc.*	10,440	284,386
Kelly Services, Inc. - Class A	11,390	180,133
Korn Ferry	9,620	295,623
Landec Corp.*	2,900	23,084
Lannett Co., Inc.*	1,130	8,204
LHC Group, Inc.*	938	163,512
Macquarie Infrastructure Corp.	4,300	131,967
Magellan Health, Inc.*[1]	8,600	627,628
Mallinckrodt PLC*	17,530	46,980
Medifast, Inc.	280	38,856
MEDNAX, Inc.*[1]	10,950	187,245
Meridian Bioscience, Inc.*	890	20,728
Merit Medical Systems, Inc.*	2,700	123,255
Monro, Inc.[1]	280	15,383
Myriad Genetics, Inc.*	1,390	15,763
National HealthCare Corp.	1,790	113,558
Natural Alternatives International, Inc.*	1,300	8,944
Natural Grocers by Vitamin Cottage, Inc.	2,570	38,242
ODP Corp.	194,900	458,015
OPKO Health, Inc.*	3,760	12,822
OraSure Technologies, Inc.*	1,080	12,560
Owens & Minor, Inc.	4,230	32,233
Patterson Cos., Inc.	13,990	307,780
PDL BioPharma, Inc.*	14,790	43,039
Performance Food Group Co.*	380	11,073
Prestige Consumer Healthcare, Inc.*	10,970	412,033

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Providence Service Corp.*	220	$17,360
Quad/Graphics, Inc.	6,715	21,824
Quanex Building Products Corp.	8,280	114,926
Rent-A-Center, Inc.	3,940	109,611
Resources Connection, Inc.	3,080	36,868
RTI Surgical Holdings, Inc.*	10,610	33,740
Sanderson Farms, Inc.	240	27,814
Savara, Inc.*	5,880	14,641
Select Medical Holdings Corp.*[1]	6,309	92,931
Seneca Foods Corp. - Class A*	2,220	75,058
SpartanNash Co.[1]	9,830	208,887
Spectrum Brands Holdings, Inc.[1]	4,680	214,812
Surgery Partners, Inc.*	2,230	25,801
Team, Inc.*	4,380	24,397
Tejon Ranch Co.*	920	13,248
Textainer Group Holdings Ltd.*	1,430	11,697
Tivity Health, Inc.*	5,130	58,123
TreeHouse Foods, Inc.*	3,090	135,342
TriNet Group, Inc.*[1]	430	26,204
Triple-S Management Corp. - Class B*	7,347	139,740
TrueBlue, Inc.*[1]	7,100	108,417
U.S. Foods Holding Corp.*	1,150	22,678
United Natural Foods, Inc.*	6,420	116,908
Universal Corp.[1]	3,720	158,137
Vector Group Ltd.	915	9,205
Vectrus, Inc.*	830	40,778
Viad Corp.	5,090	96,812
Village Super Market, Inc. - Class A	2,750	76,230
Weis Markets, Inc.[1]	6,882	344,926
WW International, Inc.*	990	25,126
		14,416,286
ENERGY — 5.6%
Adams Resources & Energy, Inc.	1,175	31,455
Antero Resources Corp.*	8,035	20,409
Apache Corp.[1]	17,620	237,870
Arch Resources, Inc.	1,830	51,990
Archrock, Inc.[1]	43,270	280,822
Berry Corp.	6,460	31,202
Bonanza Creek Energy, Inc.*	5,540	82,103
Callon Petroleum Co.*	33,910	38,996
Centennial Resource Development, Inc. - Class A*[1]	9,960	8,864
ChampionX Corp.*	2,740	26,742
Cimarex Energy Co.	3,420	94,016
Clean Energy Fuels Corp.*	20,030	44,467
CNX Resources Corp.*	43,760	378,524
Comstock Resources, Inc.*	1,950	8,541
CONSOL Energy, Inc.*	4,420	22,409
Contango Oil & Gas Co.*	4,790	10,969
Continental Resources, Inc.	2,260	39,618
CVR Energy, Inc.	1,100	22,121
Delek U.S. Holdings, Inc.	14,738	256,589
Devon Energy Corp.	9,250	104,895
Diamondback Energy, Inc.	2,310	96,604
Dril-Quip, Inc.*	1,965	58,537
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
EnLink Midstream LLC*	3,690	$9,004
EQT Corp.	16,890	200,991
Exterran Corp.*	11,700	63,063
Flotek Industries, Inc.*	8,740	10,488
FutureFuel Corp.	7,090	84,725
Green Plains, Inc.	12,660	129,322
Helix Energy Solutions Group, Inc.*	23,460	81,406
Helmerich & Payne, Inc.	8,760	170,908
HollyFrontier Corp.	2,500	73,000
KLX Energy Services Holdings, Inc.*[1]	8,350	17,953
Kosmos Energy Ltd.	13,740	22,808
Laredo Petroleum, Inc.*	1,024	14,193
Liberty Oilfield Services, Inc. - Class A	1,800	9,864
Marathon Oil Corp.	5,810	35,557
Matador Resources Co.*[1]	25,550	217,175
Matrix Service Co.*	5,050	49,086
MRC Global, Inc.*	8,430	49,821
Murphy Oil Corp.	19,560	269,928
Nabors Industries Ltd.[1]	1,000	37,020
NACCO Industries, Inc. - Class A	991	23,090
National Energy Services Reunited Corp.*	1,640	11,283
Natural Gas Services Group, Inc.*	3,241	20,321
Newpark Resources, Inc.*	13,900	30,997
NexTier Oilfield Solutions, Inc.*	9,510	23,300
Noble Energy, Inc.	6,540	58,598
NOW, Inc.*	22,100	190,723
Oceaneering International, Inc.*	11,960	76,424
Oil States International, Inc.*	7,250	34,438
Par Pacific Holdings, Inc.*	2,940	26,431
Parsley Energy, Inc. - Class A	6,400	68,352
Patterson-UTI Energy, Inc.	39,650	137,585
PBF Energy, Inc. - Class A	25,570	261,837
PDC Energy, Inc.*	27,924	347,375
Penn Virginia Corp.*	1,340	12,770
ProPetro Holding Corp.*	10,540	54,176
QEP Resources, Inc.	38,340	49,459
Range Resources Corp.	37,750	212,532
Renewable Energy Group, Inc.*	6,420	159,088
REX American Resources Corp.*[1]	1,878	130,277
RPC, Inc.	3,980	12,258
Select Energy Services, Inc. - Class A*	11,530	56,497
SM Energy Co.	14,340	53,775
Southwestern Energy Co.*[1]	77,530	198,477
SunCoke Energy, Inc.	13,010	38,510
Talos Energy, Inc.*	3,600	33,120
Targa Resources Corp.	1,680	33,718
TerraForm Power, Inc. - Class A	10,520	193,989
Trecora Resources*	1,300	8,151
Warrior Met Coal, Inc.	4,650	71,563
WPX Energy, Inc.*	20,900	133,342
		6,256,511
FINANCIAL — 25.6%
1st Source Corp.	5,102	181,529
ACNB Corp.	510	13,352

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Affiliated Managers Group, Inc.	180	$13,421
Air Lease Corp.	16,330	478,306
Allegiance Bancshares, Inc.[1]	1,110	28,183
Ambac Financial Group, Inc.*	6,340	90,789
Amerant Bancorp, Inc.*	2,180	32,787
American Equity Investment Life Holding Co.	31,600	780,836
American National Bankshares, Inc.	306	7,662
American National Insurance Co.	1,900	136,933
American River Bankshares	1,300	13,845
Ameris Bancorp	2,565	60,508
AMERISAFE, Inc.[1]	848	51,864
Argo Group International Holdings Ltd.[1]	9,133	318,102
Associated Banc-Corp	15,833	216,595
Assured Guaranty Ltd.	4,545	110,943
Atlantic Union Bankshares Corp.[1]	14,873	344,459
Atlanticus Holdings Corp.*	780	8,065
B Riley Financial, Inc.	590	12,838
Banc of California, Inc.	10,990	119,022
BancFirst Corp.	724	29,373
Bancorp, Inc.*	1,870	18,326
BancorpSouth Bank	2,830	64,354
Bank of Commerce Holdings	2,000	15,160
Bank OZK[1]	10,000	234,700
BankFinancial Corp.	4,650	39,060
BankUnited, Inc.	6,380	129,195
Banner Corp.[1]	5,860	222,680
Bar Harbor Bankshares[1]	1,254	28,077
Berkshire Hills Bancorp, Inc.	11,726	129,221
Blucora, Inc.*	8,650	98,783
Boston Private Financial Holdings, Inc.	5,060	34,813
Bridge Bancorp, Inc.[1]	510	11,648
Brighthouse Financial, Inc.*	890	24,760
Brookline Bancorp, Inc.	11,760	118,541
Byline Bancorp, Inc.	870	11,397
C&F Financial Corp.	280	9,310
Cadence BanCorp	24,853	220,198
Camden National Corp.	1,401	48,391
Capital City Bank Group, Inc.	1,545	32,368
Capitol Federal Financial, Inc.	19,620	216,016
Cathay General Bancorp[1]	9,140	240,382
Central Pacific Financial Corp.[1]	2,360	37,831
Central Valley Community Bancorp	1,360	20,930
Century Bancorp, Inc. - Class A	315	24,482
CIT Group, Inc.	7,175	148,738
Citizens & Northern Corp.	700	14,455
Citizens, Inc.*[1]	2,910	17,431
City Holding Co.	1,419	92,476
Civista Bancshares, Inc.	1,096	16,878
CNB Financial Corp.	1,370	24,564
CNO Financial Group, Inc.	37,700	586,989
Codorus Valley Bancorp, Inc.	840	11,617
Columbia Banking System, Inc.[1]	8,180	231,862
Community Bank System, Inc.	3,542	201,965
Community Financial Corp.	550	13,420
Community Trust Bancorp, Inc.	1,680	55,037
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
ConnectOne Bancorp, Inc.	5,000	$80,600
Consumer Portfolio Services, Inc.*[1]	6,150	17,405
Cowen, Inc. - Class A	4,550	73,756
Crawford & Co. - Class B	8,300	58,349
Customers Bancorp, Inc.*	9,150	109,983
CVB Financial Corp.	7,910	148,233
Dime Community Bancshares, Inc.	8,690	119,314
Donegal Group, Inc. - Class A	2,411	34,284
Eagle Bancorp, Inc.	1,307	42,804
Employers Holdings, Inc.	5,190	156,479
Encore Capital Group, Inc.*	2,680	91,602
Enstar Group Ltd.*[1]	880	134,438
Enterprise Financial Services Corp.	440	13,693
Equity Bancshares, Inc. - Class A*	1,200	20,928
ESSA Bancorp, Inc.	2,148	29,900
EZCORP, Inc. - Class A*	15,410	97,083
Farmers National Banc Corp.	730	8,658
FBL Financial Group, Inc. - Class A	7,320	262,715
Federal Agricultural Mortgage Corp. - Class C	1,598	102,288
FedNat Holding Co.	1,590	17,601
Fifth Third Bancorp	1,472	28,380
Financial Institutions, Inc.	4,430	82,442
First Bancorp, Inc.	500	10,850
First BanCorp/Puerto Rico	73,280	409,635
First Bancorp/Southern Pines NC	1,610	40,379
First Bancshares, Inc.	566	12,735
First Bank/Hamilton NJ	1,300	8,476
First Busey Corp.	6,079	113,373
First Business Financial Services, Inc.	1,612	26,517
First Citizens BancShares, Inc. - Class A	110	44,552
First Commonwealth Financial Corp.	20,330	168,332
First Community Bankshares, Inc.	2,200	49,390
First Financial Bancorp[1]	13,433	186,584
First Financial Bankshares, Inc.	6,580	190,096
First Financial Corp.	1,681	61,928
First Financial Northwest, Inc.	2,600	25,194
First Foundation, Inc.	2,520	41,177
First Horizon National Corp.[1]	2,270	22,609
First Internet Bancorp	1,400	23,268
First Interstate BancSystem, Inc. - Class A	2,526	78,205
First Merchants Corp.	4,100	113,037
First Mid Bancshares, Inc.	732	19,200
First Midwest Bancorp, Inc.	22,420	299,307
First Northwest Bancorp	1,020	12,668
First United Corp.	1,200	16,008
Flagstar Bancorp, Inc.	16,680	490,892
Flushing Financial Corp.	6,370	73,382
FNB Corp.	13,152	98,640
Franklin Financial Network, Inc.	500	12,875
Fulton Financial Corp.[1]	44,900	472,797
Garrison Capital, Inc.	5,860	19,807
Genworth Financial, Inc. - Class A*	47,160	108,940
German American Bancorp, Inc.	787	24,476
Glacier Bancorp, Inc.	6,200	218,798

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Global Indemnity Ltd.	2,740	$65,596
Great Southern Bancorp, Inc.	2,015	81,325
Great Western Bancorp, Inc.	8,800	121,088
Griffin Industrial Realty, Inc.	400	21,668
Hallmark Financial Services, Inc.*	4,399	15,353
Hancock Whitney Corp.	12,400	262,880
Hanmi Financial Corp.	2,480	24,081
Hanover Insurance Group, Inc.[1]	2,560	259,405
HCI Group, Inc.	400	18,472
Heartland Financial USA, Inc.	2,500	83,600
Heritage Commerce Corp.	1,140	8,556
Heritage Financial Corp.	2,870	57,400
Heritage Insurance Holdings, Inc.	3,400	44,506
Hilltop Holdings, Inc.	13,347	246,252
Home Bancorp, Inc.	1,400	37,450
HomeStreet, Inc.	8,950	220,260
Hope Bancorp, Inc.	22,217	204,841
Horace Mann Educators Corp.	12,560	461,329
Horizon Bancorp, Inc.[1]	2,261	24,170
Howard Bancorp, Inc.*	1,060	11,257
IBERIABANK Corp.	8,431	383,948
Independence Holding Co.	1,280	39,155
Independent Bank Corp.	2,163	145,116
Independent Bank Group, Inc.	6,585	266,824
International Bancshares Corp.	16,700	534,734
Invesco Ltd.	3,240	34,862
Investors Bancorp, Inc.	6,520	55,420
Investors Title Co.	130	15,772
James River Group Holdings Ltd.[1]	1,750	78,750
Janus Henderson Group PLC	8,530	180,495
Kearny Financial Corp.	17,922	146,602
Kemper Corp.[1]	10,761	780,388
Lakeland Bancorp, Inc.[1]	6,795	77,667
Lakeland Financial Corp.	690	32,147
LCNB Corp.	1,000	15,960
Legacy Housing Corp.*	2,870	40,811
Legg Mason, Inc.	1,100	54,725
LPL Financial Holdings, Inc.	1,160	90,944
Macatawa Bank Corp.	2,830	22,131
Marlin Business Services Corp.	1,980	16,751
MBIA, Inc.*	4,260	30,885
McGrath RentCorp	3,815	206,048
Mercantile Bank Corp.	3,400	76,840
Meridian Bancorp, Inc.	3,300	38,280
Meta Financial Group, Inc.	1,390	25,256
MGIC Investment Corp.	2,690	22,031
Midland States Bancorp, Inc.	2,900	43,355
MidWestOne Financial Group, Inc.	1,400	28,000
Mr Cooper Group, Inc.*	6,387	79,454
MVB Financial Corp.	1,300	17,290
National Western Life Group, Inc. - Class A	940	190,999
Navient Corp.	34,710	244,011
NBT Bancorp, Inc.	1,180	36,297
Nelnet, Inc. - Class A	6,900	329,406
Nicolet Bankshares, Inc.*	1,095	60,006
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Northeast Bank	1,540	$27,027
Northfield Bancorp, Inc.	3,400	39,168
Northrim BanCorp, Inc.	1,920	48,269
Northwest Bancshares, Inc.	22,060	225,564
OceanFirst Financial Corp.	8,678	152,993
OFG Bancorp	14,470	193,464
Old National Bancorp	40,566	558,188
Old Second Bancorp, Inc.	1,360	10,581
OneMain Holdings, Inc.	8,960	219,878
Oppenheimer Holdings, Inc. - Class A	1,650	35,954
Orrstown Financial Services, Inc.	780	11,505
Pacific Premier Bancorp, Inc.[1]	16,330	354,034
PacWest Bancorp	1,220	24,046
Park National Corp.	70	4,927
Parke Bancorp, Inc.	763	10,339
Peapack-Gladstone Financial Corp.	2,455	45,982
PennyMac Financial Services, Inc.[1]	2,640	110,326
Peoples Bancorp, Inc.	3,300	70,224
People’s United Financial, Inc.	2,267	26,229
Pinnacle Financial Partners, Inc.	2,773	116,438
Piper Sandler Cos.	3,980	235,457
Popular, Inc.	7,240	269,111
PRA Group, Inc.*	5,630	217,656
Preferred Bank/Los Angeles CA	390	16,712
Premier Financial Bancorp, Inc.	2,912	37,332
Premier Financial Corp.	3,094	54,671
Primerica, Inc.	1,050	122,430
Protective Insurance Corp.	2,500	37,675
Provident Financial Holdings, Inc.	2,320	31,111
Provident Financial Services, Inc.	21,820	315,299
QCR Holdings, Inc.	610	19,020
RBB Bancorp	820	11,193
RE/MAX Holdings, Inc. - Class A	700	22,001
Realogy Holdings Corp.	34,990	259,276
Regional Management Corp.*	3,040	53,838
Renasant Corp.	9,703	241,605
Republic Bancorp, Inc. - Class A	1,500	49,065
Riverview Bancorp, Inc.	4,608	26,035
S&T Bancorp, Inc.	2,536	59,469
Safety Insurance Group, Inc.[1]	1,340	102,188
Sandy Spring Bancorp, Inc.	4,031	99,888
Seacoast Banking Corp. of Florida*	3,525	71,910
Selective Insurance Group, Inc.	2,633	138,864
ServisFirst Bancshares, Inc.[1]	800	28,608
Sierra Bancorp	2,760	52,109
Simmons First National Corp. - Class A1	18,654	319,170
SmartFinancial, Inc.	770	12,459
South State Corp.	5,131	244,543
Southern National Bancorp of Virginia, Inc.	2,444	23,682
Southside Bancshares, Inc.[1]	3,476	96,355
State Auto Financial Corp.	2,915	52,033
Sterling Bancorp	30,916	362,336
Sterling Bancorp, Inc.	3,270	11,707
Stewart Information Services Corp.	3,640	118,336
Stifel Financial Corp.	7,150	339,124

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Stock Yards Bancorp, Inc.	1,450	$58,290
Summit Financial Group, Inc.	1,401	23,088
SuRo Capital Corp.	2,480	21,006
Synovus Financial Corp.	1,120	22,994
TCF Financial Corp.	11,933	351,069
Territorial Bancorp, Inc.	700	16,653
Texas Capital Bancshares, Inc.*	4,060	125,332
Third Point Reinsurance Ltd.*	15,000	112,650
Timberland Bancorp, Inc.	1,578	28,735
Tiptree, Inc.	10,380	66,951
Tompkins Financial Corp.[1]	1,549	100,329
Towne Bank/Portsmouth VA1	3,092	58,253
TriCo Bancshares	2,225	67,751
TriState Capital Holdings, Inc.*	1,820	28,592
TrustCo Bank Corp. NY	5,540	35,068
Trustmark Corp.	7,380	180,958
Umpqua Holdings Corp.	17,074	181,667
United Bankshares, Inc.	5,256	145,381
United Community Banks, Inc.[1]	5,450	109,654
United Fire Group, Inc.	7,420	205,608
United Insurance Holdings Corp.	1,520	11,886
Unity Bancorp, Inc.	1,003	14,343
Universal Insurance Holdings, Inc.	1,860	33,015
Univest Financial Corp.	5,490	88,609
Valley National Bancorp	14,843	116,072
Veritex Holdings, Inc.	3,270	57,879
Virtus Investment Partners, Inc.	310	36,050
Waddell & Reed Financial, Inc. - Class A1	2,570	39,861
Walker & Dunlop, Inc.[1]	1,730	87,901
Washington Federal, Inc.	27,280	732,195
Waterstone Financial, Inc.	5,264	78,065
WesBanco, Inc.	14,241	289,235
Westamerica BanCorp	640	36,749
Western New England Bancorp, Inc.	6,871	39,783
White Mountains Insurance Group Ltd.[1]	80	71,038
Wintrust Financial Corp.	3,265	142,419
WSFS Financial Corp.	4,266	122,434
		28,806,345
INDUSTRIAL — 17.4%
AAR Corp.	10,860	224,476
Advanced Energy Industries, Inc.*	410	27,794
Aegion Corp.*	9,739	154,558
Air Transport Services Group, Inc.*[1]	1,550	34,518
Alamo Group, Inc.	320	32,845
Altra Industrial Motion Corp.	1,120	35,683
American Woodmark Corp.*[1]	160	12,104
Apogee Enterprises, Inc.	1,500	34,560
ArcBest Corp.[1]	9,090	240,976
Arcosa, Inc.	440	18,568
Ardmore Shipping Corp.	5,900	25,606
Armstrong Flooring, Inc.*	10,200	30,498
Astec Industries, Inc.	4,897	226,780
Atlas Air Worldwide Holdings, Inc.*	7,690	330,901
Avnet, Inc.	2,250	62,741
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
AZZ, Inc.	700	$24,024
Barnes Group, Inc.[1]	10,010	395,996
Bel Fuse, Inc. - Class B	890	9,550
Belden, Inc.	810	26,366
Benchmark Electronics, Inc.	11,660	251,856
Boise Cascade Co.[1]	10,960	412,206
Brady Corp. - Class A	3,320	155,442
Capstone Turbine Corp.*	4,440	13,409
CECO Environmental Corp.*	2,900	19,111
Chart Industries, Inc.*	2,020	97,950
CIRCOR International, Inc.*	3,540	90,199
Colfax Corp.*	18,910	527,589
Columbus McKinnon Corp.[1]	3,350	112,057
Comfort Systems USA, Inc.[1]	1,040	42,380
Comtech Telecommunications Corp.[1]	5,080	85,801
Cornerstone Building Brands, Inc.*	3,600	21,816
Costamare, Inc.	18,600	103,416
Covenant Transportation Group, Inc. - Class A*	3,822	55,151
CPI Aerostructures, Inc.*	5,870	19,312
Curtiss-Wright Corp.	695	62,050
Daseke, Inc.*	4,040	15,877
DHT Holdings, Inc.	20,290	104,088
Dorian LPG Ltd.*	10,441	80,813
Ducommun, Inc.*	3,502	122,115
DXP Enterprises, Inc.*	2,570	51,169
Dycom Industries, Inc.*	2,880	117,763
Eagle Bulk Shipping, Inc.*[1]	9,660	21,155
Eastern Co.	710	12,688
Echo Global Logistics, Inc.*	4,800	103,776
EMCOR Group, Inc.	680	44,975
Encore Wire Corp.[1]	5,680	277,298
EnPro Industries, Inc.	1,550	76,399
ESCO Technologies, Inc.[1]	3,830	323,750
Fabrinet*[1]	340	21,223
FARO Technologies, Inc.*	400	21,440
Federal Signal Corp.[1]	5,900	175,407
Fluor Corp.	1,070	12,926
Forterra, Inc.*	2,840	31,694
Forward Air Corp.	210	10,462
GasLog Ltd.[1]	5,320	14,949
GATX Corp.[1]	12,100	737,858
Gencor Industries, Inc.*	790	9,986
Generac Holdings, Inc.*	2,005	244,470
Gibraltar Industries, Inc.*[1]	3,310	158,913
Goldfield Corp.*	3,330	12,354
Granite Construction, Inc.[1]	5,215	99,815
Great Lakes Dredge & Dock Corp.*	11,980	110,935
Greenbrier Cos., Inc.	8,710	198,152
Greif, Inc. - Class A	5,450	187,534
Griffon Corp.	12,630	233,908
Harsco Corp.*	6,270	84,708
Haynes International, Inc.	2,600	60,736
Heartland Express, Inc.	2,600	54,132
Heritage-Crystal Clean, Inc.*	1,990	34,745
Hillenbrand, Inc.[1]	3,237	87,626

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Hub Group, Inc. - Class A*[1]	10,360	$495,830
Hurco Cos., Inc.[1]	1,582	44,249
Hyster-Yale Materials Handling, Inc.	1,300	50,258
Ichor Holdings Ltd.*	840	22,327
IES Holdings, Inc.*	470	10,890
II-VI, Inc.*	1,825	86,176
Insteel Industries, Inc.	900	17,163
International Seaways, Inc.	2,030	33,170
Intevac, Inc.*	2,230	12,176
Itron, Inc.*[1]	540	35,775
JELD-WEN Holding, Inc.*	1,720	27,709
Kadant, Inc.	480	47,837
Kaman Corp.	1,510	62,816
KBR, Inc.	2,220	50,061
Kennametal, Inc.	1,190	34,165
Kimball Electronics, Inc.*	6,850	92,749
Kirby Corp.*[1]	800	42,848
Knowles Corp.*	19,110	291,619
L B Foster Co. - Class A*	770	9,833
Lawson Products, Inc.*	1,086	35,034
Louisiana-Pacific Corp.	3,080	79,002
Lydall, Inc.*	3,708	50,280
Manitowoc Co., Inc.*	3,500	38,080
Marten Transport Ltd.[1]	14,630	368,091
MasTec, Inc.*	1,040	46,665
Materion Corp.	5,430	333,891
Matson, Inc.	3,210	93,411
Matthews International Corp. - Class A	4,530	86,523
Mayville Engineering Co., Inc.*	1,490	11,771
Moog, Inc. - Class A	5,600	296,688
MYR Group, Inc.*	3,390	108,175
National Presto Industries, Inc.	100	8,739
Navigator Holdings Ltd.*	3,170	20,383
NL Industries, Inc.	4,900	16,709
NN, Inc.	6,620	31,379
Nordic American Tankers Ltd.[1]	6,575	26,695
Northwest Pipe Co.*	830	20,808
O-I Glass, Inc.	4,140	37,177
Olympic Steel, Inc.	2,619	30,773
Orion Group Holdings, Inc.*	3,700	11,618
Overseas Shipholding Group, Inc. - Class A*	16,450	30,597
Owens Corning	1,020	56,875
PAM Transportation Services, Inc.*[1]	676	20,787
Park-Ohio Holdings Corp.	1,500	24,885
Patrick Industries, Inc.[1]	530	32,462
Plexus Corp.*[1]	6,075	428,652
Powell Industries, Inc.	1,500	41,085
Primoris Services Corp.	630	11,189
Regal Beloit Corp.	5,720	499,470
Rexnord Corp.[1]	3,960	115,434
Ryerson Holding Corp.*	8,580	48,305
Saia, Inc.*[1]	470	52,255
Sanmina Corp.*	24,830	621,743
Schneider National, Inc. - Class B	2,550	62,908
Scorpio Bulkers, Inc.	550	8,415
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Scorpio Tankers, Inc.[1]	3,473	$44,489
SEACOR Holdings, Inc.*	5,414	153,324
Select Interior Concepts, Inc. - Class A*	3,980	13,930
SFL Corp. Ltd.[1]	19,025	176,742
Smith & Wesson Brands, Inc.*	13,860	298,267
Spirit AeroSystems Holdings, Inc. - Class A	1,890	45,247
SPX Corp.*	430	17,695
SPX FLOW, Inc.*	4,440	166,234
Standex International Corp.	480	27,624
Strattec Security Corp.	752	11,987
Summit Materials, Inc. - Class A*[1]	11,700	188,136
SYNNEX Corp.[1]	4,025	482,074
Tech Data Corp.*	5,115	741,087
Teekay Tankers Ltd. - Class A*[1]	1,180	15,128
Terex Corp.	4,320	81,086
Tetra Tech, Inc.	600	47,472
TimkenSteel Corp.*	6,500	25,285
TopBuild Corp.*[1]	5,250	597,292
Tredegar Corp.	10,272	158,189
TriMas Corp.*	5,340	127,893
Trinity Industries, Inc.	12,950	275,705
Trinseo S.A.	2,150	47,644
TTM Technologies, Inc.*[1]	34,694	411,471
Tutor Perini Corp.*	5,860	71,375
U.S. Concrete, Inc.*	2,050	50,840
UFP Industries, Inc.[1]	9,900	490,149
UFP Technologies, Inc.*	800	35,248
Ultralife Corp.*	2,850	19,979
Universal Logistics Holdings, Inc.	1,370	23,811
USA Truck, Inc.*	1,580	12,245
Vishay Intertechnology, Inc.	37,710	575,832
Vishay Precision Group, Inc.*	2,700	66,366
VSE Corp.	1,500	47,085
Watts Water Technologies, Inc. - Class A1	1,490	120,690
Werner Enterprises, Inc.[1]	13,470	586,349
Willis Lease Finance Corp.*	2,980	72,354
ZAGG, Inc.*[1]	6,000	18,840
		19,593,897
TECHNOLOGY — 5.4%
Allscripts Healthcare Solutions, Inc.*[1]	14,020	94,915
Alpha & Omega Semiconductor Ltd.*	5,850	63,648
Amkor Technology, Inc.*	64,320	791,779
Amtech Systems, Inc.*	1,630	7,938
AstroNova, Inc.	2,150	17,114
Avaya Holdings Corp.*	1,360	16,810
Axcelis Technologies, Inc.*	1,970	54,865
AXT, Inc.*	8,550	40,698
Bandwidth, Inc. - Class A*	390	49,530
Brooks Automation, Inc.	480	21,235
Cabot Microelectronics Corp.	176	24,559
CACI International, Inc. - Class A*	3,280	711,366
CEVA, Inc.*	470	17,587
Cirrus Logic, Inc.*	1,270	78,461
Cloudera, Inc.*[1]	6,820	86,750

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Cohu, Inc.	5,002	$86,735
Computer Programs and Systems, Inc.	620	14,130
Conduent, Inc.*	3,530	8,437
CTS Corp.	1,720	34,469
Digi International, Inc.*	7,800	90,870
Diodes, Inc.*[1]	7,770	393,939
Donnelley Financial Solutions, Inc.*	3,690	30,996
DXC Technology Co.	2,130	35,145
Ebix, Inc.	670	14,981
Evolent Health, Inc. - Class A*	3,470	24,706
ExlService Holdings, Inc.*[1]	410	25,994
FormFactor, Inc.*	5,826	170,877
Insight Enterprises, Inc.*[1]	10,060	494,952
Key Tronic Corp.*	3,400	17,850
Kulicke & Soffa Industries, Inc.	18,705	389,625
Lumentum Holdings, Inc.*[1]	845	68,808
ManTech International Corp. - Class A	6,540	447,925
MKS Instruments, Inc.	160	18,118
MTS Systems Corp.	1,500	26,385
NetScout Systems, Inc.*[1]	14,340	366,530
Onto Innovation, Inc.*	4,129	140,551
PDF Solutions, Inc.*	2,650	51,834
Perspecta, Inc.	1,700	39,491
Photronics, Inc.*	13,580	151,145
Rambus, Inc.*	2,935	44,612
Science Applications International Corp.	267	20,741
Stratasys Ltd.*[1]	5,250	83,265
Super Micro Computer, Inc.*[1]	1,200	34,068
Sykes Enterprises, Inc.*[1]	10,827	299,475
Synaptics, Inc.*	1,380	82,966
TTEC Holdings, Inc.	570	26,539
Ultra Clean Holdings, Inc.*	3,550	80,337
Veeco Instruments, Inc.*	1,040	14,030
Veritone, Inc.*[1]	1,350	20,061
Wayside Technology Group, Inc.	430	11,051
Xperi Holding Corp.	8,710	128,557
Zovio, Inc.*	3,800	11,628
		6,079,078
UTILITIES — 0.1%
Ameresco, Inc. - Class A*	4,593	127,594
Charah Solutions, Inc.*	4,340	13,801
PICO Holdings, Inc.*	1,600	13,488
		154,883
TOTAL COMMON STOCKS
(Cost $91,315,734)		103,570,340
PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
WESCO International, Inc. 10.63%[2,3]	5,009	132,826
	Number of Shares	Value
PREFERRED STOCKS (Continued)
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[2]	1,855	$30,151
TOTAL PREFERRED STOCKS
(Cost $172,323)		162,977
EXCHANGE-TRADED FUNDS — 3.8%
Direxion Daily Retail Bull 3X Shares - ETF	3,588	522,105
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares - ETF	2,630	90,209
Direxion Daily Semiconductors Bull 3x Shares - ETF	330	62,109
Direxion Daily Small Cap Bull 3X Shares - ETF	25,290	692,693
Direxion Daily Technology Bull 3X Shares - ETF	270	62,880
Direxion Shares Etf Trust-Direxion Daily Homebuilders & Supplies Bull 3x Shares - ETF	4,565	122,890
Direxion Shares Etf Trust-Direxion Daily Regional Banks Bull 3x Shares - ETF	8,504	517,222
iShares Russell 2000 Value ETF	7,045	686,606
ProShares UltraPro Russell2000 - ETF[1]	21,290	693,628
SPDR S&P Metals & Mining ETF	1,660	35,175
SPDR S&P Oil & Gas Equipment & Services ETF[1]	3,197	105,725
SPDR S&P Regional Banking ETF[1]	16,760	643,416
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,435,710)		4,234,658
RIGHTS — 0.0%
CONSUMER, NON-CYCLICAL — 0.0%
Elanco Animal Health, Inc.*	3,800	—
TOTAL RIGHTS
(Cost $0)		—
MONEY MARKET INVESTMENTS — 20.4%
Blackrock Liquidity Funds FedFund Portfolio - Class Institutional, 0.17%[4,5]	18,378,271	18,378,271

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2020 (Unaudited)

	Number of Shares	Value
MONEY MARKET INVESTMENTS (Continued)
Federated Treasury Obligations Fund - Class Institutional, 0.08%[4,6]	4,592,462	$4,592,462
TOTAL MONEY MARKET INVESTMENTS
(Cost $22,970,733)		22,970,733
TOTAL INVESTMENTS — 116.3%
(Cost $117,894,500)		130,938,708
Liabilities less other assets — (16.3)%		(18,360,669)
TOTAL NET ASSETS — 100.0%		$112,578,039

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $17,602,340 at June 30, 2020.
[2]Callable.
[3]Perpetual security; maturity date is not applicable.
[4]Variable rate security; the rate shown represents the rate at June 30, 2020.
[5]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $18,378,271 at June 30, 2020.
[6]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 June 30, 2020.